BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 33,398
Borrowings	55,320
Interest accrued	1,736
Principal repayments	(39,839)
Interest payments	(1,640)
Foreign exchange	(32)
Closing balance	48,943
Current	42,614
Non-current	6,329	$ 2,465
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,010
Borrowings	0
Interest accrued	18
Principal repayments	(2,937)
Interest payments	(59)
Foreign exchange	(32)
Closing balance	0
Current	0
Non-current	0
Unsecured bank facilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	17,516
Borrowings	30,574
Interest accrued	1,047
Principal repayments	(25,344)
Interest payments	(945)
Foreign exchange	0
Closing balance	22,848
Current	22,848
Non-current	0
Bradesco
Disclosure of detailed information about borrowings [line items]
Beginning balance	2,404
Borrowings	0
Interest accrued	193
Principal repayments	(1,112)
Interest payments	(246)
Foreign exchange	0
Closing balance	1,239
Current	961
Non-current	278
Samsung
Disclosure of detailed information about borrowings [line items]
Beginning balance	10,468
Borrowings	4,900
Interest accrued	331
Principal repayments	(10,446)
Interest payments	(282)
Foreign exchange	0
Closing balance	4,971
Current	3,805
Non-current	1,166
Asahi
Disclosure of detailed information about borrowings [line items]
Borrowings	19,846
Interest accrued	147
Principal repayments	0
Interest payments	(108)
Foreign exchange	0
Closing balance	19,885
Current	15,000
Non-current	$ 4,885